Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Reconciliation of changes in goodwill
The change in carrying value is as follows:

	Cost	Accumulated impairment loss	Carrying amount
	$	$	$
At January 1, 2016	7,836	—	7,836
Impact of foreign exchange rate changes	(283)	—	(283)
At December 31, 2016	7,553	—	7,553
Impact of foreign exchange rate changes	1,060	—	1,060
At December 31, 2017	8,613	—	8,613